Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%	1.70%	3.64%
Cullen Emerging Markets High Dividend Fund - Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.22%	6.65%	5.32%
Cullen Emerging Markets High Dividend Fund - Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	8.40%	5.57%	4.19%
Cullen Emerging Markets High Dividend Fund - Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.01%	4.87%	3.80%

[1]	The bar chart and table disclose returns only for Retail Class shares which are not offered by this prospectus. No information is shown for Class R6 shares because they are newly organized. Annual returns for Class R6 shares would have been substantially similar to those shown here because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class R6 shares do not have the same expenses. Return information for the Fund’s Class R6 shares will be shown in future prospectuses offering the Fund’s Class R6 shares after the shares have a full calendar year of return information to report.
[2]	After-tax returns are shown for Retail Class shares only. After-tax returns for other share class shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).